Financial instruments (Details) - Schedule of noncurrent maturities R$ in Millions	Sep. 30, 2022 BRL (R$)
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	R$ 11,280
Borrowing Cost	(83)
Total	11,197
From 1 to 2 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	2,298
From 2 to 3 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	3,719
From 3 to 4 years [Memebr]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	556
From 4 to 5 years [Memebr]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	398
More than 5 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	R$ 4,309